UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues	$ 940	$ 866	$ 1,824	$ 1,795
Direct operating costs	(368)	(303)	(713)	(658)
General and administrative expenses	(22)	(20)	(43)	(39)
Profit (loss) from operating activities	550	543	1,068	1,098
Interest expense	(322)	(267)	(627)	(540)
Share of income from investments in associates	5	10	9	10
Remeasurement of financial liability associated with our exchangeable shares	(37)	(550)	(122)	(243)
Mark-to-market and foreign currency revaluation	(38)	71	(38)	70
Other (expense) income	(11)	(14)	(23)	255
Income (loss) before income tax	147	(207)	267	650
Income tax (expense) recovery
Current	(81)	(94)	(152)	(211)
Deferred	(5)	(8)	(18)	14
Net income (loss)	61	(309)	97	453
Attributable to:
Brookfield Infrastructure Partners L.P.	(83)	(477)	(195)	(88)
Non-controlling interest	$ 144	$ 168	$ 292	$ 541